Note 29 - Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of discontinued operations net income components [text block]
Year ended December 31,
2017
Income from discontinued operations	1,848
After tax gain on the sale of Conduit	89,694
Net Income for discontinued operations	91,542

Disclosure of sale of discontinued operations [text block]
Cash received	331,295
Transaction and other costs	(3,663)
Carrying amount of net assets sold	(137,814)
Gain on sale before income tax	189,817
Income tax expense on gain	(100,123)
Gain on sale after income tax	89,694

Disclosure of discontinued operations [text block]
Year ended December 31,
2017
Revenues	11,899
Gross profit	4,496
Net income	1,848
2017
Cash at the beginning	18,820
Cash at the end	206
(Decrease) Increase in cash	(18,614)

(Used in) provided by operating activities	(3,046)
Provided by (used in) investing activities	32
Used in financing activities	(15,600)
At January 19, 2017
Non-current assets	87,332
Current assets	69,332
Total assets of disposal group classified as held for sale	156,664
Non-current liabilities	5,294
Current liabilities	13,556
Total liabilities of disposal group classified as held for sale	18,850